Summary of Significant Accounting Policies - Schedule of Revenue Generated (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Gross billings/receipts	$ 26,229,949	$ 34,992,883
Refunds, incentives, credits, and chargebacks	(2,046,359)	(1,505,959)
Amounts paid to supplier		(3,827,843)
Net revenue	24,183,590	29,659,081
Subscription Revenue [Member]
Gross billings/receipts	24,471,532	28,518,660
Refunds, incentives, credits, and chargebacks	(2,046,359)	(1,495,458)
Amounts paid to supplier
Net revenue	22,425,173	27,023,202
Equipment Sales [Member]
Gross billings/receipts		698,954
Refunds, incentives, credits, and chargebacks		(4,000)
Amounts paid to supplier
Net revenue		694,954
Cryptocurrency Mining Revenue [Member]
Gross billings/receipts		5,775,269
Refunds, incentives, credits, and chargebacks		(6,501)
Amounts paid to supplier		(3,827,843)
Net revenue		1,940,925
Mining Revenue [Member]
Gross billings/receipts	1,745,138
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	1,745,138
Fee Revenue [Member]
Gross billings/receipts	13,279
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	$ 13,279